Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.74%(b)
Apparel Retail–1.40%
Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	11,922,000	$1,103,155
Apparel, Accessories & Luxury Goods–2.85%
Shenzhou International Group Holdings Ltd.	212,800	2,244,575
Automobile Manufacturers–0.36%
Jiangling Motors Corp. Ltd., B Shares	311,100	286,402
Biotechnology–2.55%
Innovent Biologics, Inc.(c)(d)	447,500	2,007,111
Broadline Retail–14.91%
Alibaba Group Holding Ltd.(c)	493,300	6,283,333
Alibaba Group Holding Ltd., ADR(c)	8,977	917,090
JD.com, Inc., A Shares	129,650	2,667,023
PDD Holdings, Inc., ADR(c)	20,840	1,871,849
		11,739,295
Construction Materials–1.28%
Asia Cement China Holdings Corp.	2,090,500	1,010,927
Consumer Staples Merchandise Retail–1.99%
Sun Art Retail Group Ltd.	5,139,500	1,568,447
Diversified Banks–10.80%
Bank of China Ltd., H Shares	9,618,000	3,569,302
China Construction Bank Corp., H Shares	2,161,000	1,257,086
China Merchants Bank Co. Ltd., A Shares	564,132	2,809,757
China Merchants Bank Co. Ltd., H Shares	175,000	865,087
		8,501,232
Electronic Components–0.83%
Sunny Optical Technology Group Co. Ltd.	66,700	654,399
Electronic Manufacturing Services–0.58%
FIH Mobile Ltd.(c)	4,268,000	459,424
Footwear–1.84%
Stella International Holdings Ltd.	1,472,000	1,444,846
Gas Utilities–2.29%
Towngas Smart Energy Co. Ltd.(c)	3,715,564	1,803,631
Gold–2.50%
Zijin Mining Group Co. Ltd., H Shares	1,146,000	1,972,111
Health Care Equipment–1.97%
MicroPort CardioFlow Medtech Corp.(c)(d)	4,645	1,344
MicroPort NeuroTech Ltd.(c)	286	489
MicroPort Scientific Corp.(c)	772,400	1,546,887
Shanghai MicroPort MedBot Group Co. Ltd.(c)	352	986
		1,549,706
Shares		Value
Health Care Supplies–0.82%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	501,200	$645,867
Home Furnishings–3.83%
Suofeiya Home Collection Co Ltd., A Shares	1,124,500	3,015,291
Hotels, Resorts & Cruise Lines–0.96%
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	381,578	752,967
Household Products–2.75%
Vinda International Holdings Ltd. (Hong Kong)	1,074,000	2,167,054
Interactive Home Entertainment–2.72%
NetEase, Inc.	98,500	2,141,746
Interactive Media & Services–14.45%
Baidu, Inc., A Shares(c)	92,450	1,806,254
Baidu, Inc., ADR(c)	6,299	982,581
Tencent Holdings Ltd.	165,300	7,586,917
Weibo Corp., ADR	63,358	997,889
		11,373,641
Life & Health Insurance–4.28%
AIA Group Ltd. (Hong Kong)	337,000	3,367,629
Packaged Foods & Meats–7.15%
Tingyi Cayman Islands Holding Corp.	1,870,000	2,886,952
Uni-President China Holdings Ltd.	3,176,000	2,741,074
		5,628,026
Pharmaceuticals–2.76%
China Animal Healthcare Ltd.(e)	349,000	0
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	312,360	1,952,753
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	615,000	218,651
		2,171,404
Restaurants–7.13%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,929,000	504,236
Gourmet Master Co. Ltd. (Taiwan)	339,000	1,333,287
Meituan, B Shares(c)(d)	198,520	3,776,855
		5,614,378
Steel–1.90%
Baoshan Iron & Steel Co. Ltd., A Shares	1,661,381	1,498,035
Technology Hardware, Storage & Peripherals–1.84%
Asustek Computer, Inc. (Taiwan)	125,000	1,447,852
Total Common Stocks & Other Equity Interests (Cost $84,359,975)		76,169,151

Money Market Funds–2.63%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(f)(g)	723,201	723,201
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(f)(g)	516,306	516,357

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value

Invesco Treasury Portfolio, Institutional Class, 5.18%(f)(g)	826,515	$826,515
Total Money Market Funds (Cost $2,066,073)		2,066,073
TOTAL INVESTMENTS IN SECURITIES–99.37% (Cost $86,426,048)		78,235,224
OTHER ASSETS LESS LIABILITIES–0.63%		497,761
NET ASSETS–100.00%		$78,732,985
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $5,785,310, which represented 7.35% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,567,921	$(15,844,720)	$-	$-	$723,201	$38,529
Invesco Liquid Assets Portfolio, Institutional Class	31,663	11,834,230	(11,349,256)	(19)	(261)	516,357	28,199
Invesco Treasury Portfolio, Institutional Class	-	18,934,767	(18,108,252)	-	-	826,515	43,927
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	760,848	8,511,577	(9,272,425)	-	-	-	10,459*
Invesco Private Prime Fund	1,956,079	17,722,163	(19,678,396)	(12)	166	-	28,878*
Total	$2,748,590	$73,570,658	$(74,253,049)	$(31)	$(95)	$2,066,073	$149,992

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,769,409	$71,399,742	$0	$76,169,151
Money Market Funds	2,066,073	—	—	2,066,073
Total Investments	$6,835,482	$71,399,742	$0	$78,235,224
Invesco Greater China Fund